Discontinued Operations - Sale of BTS Business Segment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of Discontinued Operations

The results of the discontinued operations for the half-year are set out below:

	Half-year ended June, 30 2026	Half-year ended June, 30 2025

Revenue	$1,320,309	$3,661,934
Expenses	(2,505,715)	(2,674,520)
(Loss)/profit before income tax	(1,185,406)	987,414
Income tax expense/(benefit)	-	-
(Loss)/profit after income tax from discontinued operations before disposal	(1,185,406)	987,414
Profit on disposal of discontinued operations	134,302	-
Income tax benefit attributable to disposal	-	-
(Loss)/profit from discontinued operations, net of tax	$(1,051,104)	$987,414

The net cash flows attributable to the discontinued operations were as follows:

	Half-year ended June 30, 2026	Half-year ended June 30, 2025

Net cash flows from operating activities	$(1,963,359)	$(3,069,232)
Net cash flows from investing activities	(2,279,771)	(60,682)
Net cash flows from financing activities	(619,552)	(396,048)
Net increase/(decrease) in cash from discontinued operations	$(4,862,682)	$(3,525,962)

Summary of Loss on Disposal

The disposal of BTS was completed on April 30, 2026 for consideration of $1. The loss on disposal was determined as follows:

April 30, 2026

Cash consideration received/receivable	$-
Less: net assets disposed	(953,619)
Less/add: FCTR recycled	1,087,921
Gain on disposal before income tax	134,302
Income tax benefit	-
Gain on disposal after income tax	$134,302